Long-term investments - Additional Information (Detail) CAD / shares in Units, $ in Thousands								9 Months Ended	12 Months Ended
	Dec. 20, 2016 CAD shareholder CAD / shares MW	Oct. 12, 2016 USD ($)	Sep. 15, 2016 CAD party MW	Sep. 15, 2016 USD ($) party MW	Aug. 05, 2016 USD ($) bank	Apr. 12, 2016 CAD	Oct. 19, 2015 USD ($) member MW	Dec. 31, 2016 CAD member	Dec. 31, 2016 CAD member MW	Dec. 31, 2015 CAD	Dec. 31, 2016 USD ($) member	Feb. 23, 2016 CAD	Dec. 31, 2015 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Red Lily I Project, wind energy facility, capacity (megawatt) | MW									26.4
Equity-method investees								CAD 64,419,000	CAD 64,419,000	CAD 52,473,000
Proceeds from issuance of debt									2,399,009,000	248,811,000
Number of parties included in development loan | party			2	2
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subordinated loan to be advanced												CAD 15,588,000
Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable								38,183,000	38,183,000	119,383,000
Development loans | Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable								32,125,000	CAD 32,125,000	96,924,000
Interest in Red LIly I Partnership
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity interest						100.00%
75% Interest in Red Lily I Partnership
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees						CAD 22,153,000
Equity method investment, difference between carrying amount and underlying equity						CAD 858,000
Income (loss) from equity method investments								CAD 1,288,000
75% Interest in Red Lily I Partnership | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Option to subscribe equity interest in partnership, percentage						75.00%
50% interest in Odell and Deerfield Wind Projects | Development loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Stated interest rate after commercial operation								5.00%	5.00%		5.00%
Letter of credit fee percent									2.00%
Note receivable termination period									30 days
Notes receivable term									5 years
50% interest in Odell and Deerfield Wind Projects | Development loans | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note receivable interest rate								10.00%	10.00%		10.00%
50% interest in Odell and Deerfield Wind Projects | Development loans | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note receivable interest rate								7.00%	7.00%		7.00%
50% Interest in Deerfield Wind Project
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees								CAD 34,727,000	CAD 34,727,000	2,240,000
Equity interest							50.00%
Project power capacity (megawatt) | MW							150
Number of members | member							2
Contributions of capital | $		$ 262,900
Option to acquire percentage of ownership									50.00%
Equity method investment, option to purchase, adjustment period									90 days
Interest capitalized on non-regulated property									CAD 6,072,000	94,000
50% Interest in Deerfield Wind Project | Deerfield SponsorCo
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contributions of capital | $		$ 19,891					$ 1,000
50% Interest in Deerfield Wind Project | Deerfield SponsorCo | Letter of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Letter of credit issued | $											$ 31,000
50% Interest in Deerfield Wind Project | Deerfield SponsorCo | Surety Bond
Accounts, Notes, Loans and Financing Receivable [Line Items]
Letter of credit issued | $											7,614
50% Interest in Deerfield Wind Project | Development loans | Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable | $											$ 1,789		$ 7,281
50% interest in Odell Wind Project
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees								0	0	42,287,000
Equity interest			50.00%	50.00%
Project power capacity (megawatt) | MW			200	200
Interest capitalized on non-regulated property									3,331,000	4,415,000
Number of U.S. financial institutions | bank					2
50% interest in Odell Wind Project | Development loans | Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable | $													$ 62,751
Interest in Amherst Wind Project
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees								558,000	558,000	0
Interest in Amherst Wind Project | Letter of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Letter of credit issued								26,854,000	26,854,000
Interest in natural gas pipeline development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees								0	0	CAD 5,623,000
Equity method investment, realized gain (loss) on disposal									(6,367,000)
Amherst and Deerfield Wind Projects
Accounts, Notes, Loans and Financing Receivable [Line Items]
Guarantee obligations								429,000	429,000
Accrued interest revenue								0	0
Tax Equity Financing | 50% interest in Odell Wind Project
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from issuance of debt | $					$ 180,000
Odell SponsorCo
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business acquisition, percentage of voting interest acquired			50.00%	50.00%
Payments to acquired businesses | $				$ 26,500
Business combination, step acquisition, equity interest in acquiree, remeasurement gain			CAD 0
Variable Interest Entity, Not Primary Beneficiary
Accounts, Notes, Loans and Financing Receivable [Line Items]
Maximum exposure to loss								CAD 159,993,000	CAD 159,993,000
Variable interest entity, number of shareholders with joint control | shareholder	2
Net gain on acquisition	CAD 0
Variable Interest Entity, Not Primary Beneficiary | 50% Interest in Deerfield Wind Project
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of members | member								2	2		2
Maximum exposure to loss								CAD 171,239,000	CAD 171,239,000
Variable Interest Entity, Not Primary Beneficiary | Windlectric | Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable								CAD 29,723,000	CAD 29,723,000
Windlectric
Accounts, Notes, Loans and Financing Receivable [Line Items]
Project power capacity (megawatt) | MW	75
Equity method investment, option to purchase, adjustment period	90 days
Sale of stock, percentage of commons shares sold	50.00%
Sale of stock, price per share (CAD per share) | CAD / shares	CAD 50